Income Taxes - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes
GILTI gross inclusion in taxable income	$ 8.7	$ 5.5	$ 2.3
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	272.1
Net operating loss carryforwards, subject to expiration	35.5
Net operating loss carryforwards, not subject to expiration	236.6
State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 528.3